STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,473,572	$ 1,412,157	$ 1,386,664	$ 1,336,228	$ 1,304,128	$ 1,286,674	$ 1,386,664	$ 1,286,674
Total other comprehensive income (loss)	16,317			(18,184)			(6,350)	(8,813)
Equity at end of period	1,500,257	1,473,572	1,412,157	1,362,764	1,336,228	1,304,128	1,500,257	1,362,764
Interest expense	17,473			20,899			54,209	62,359
Cost of sales	1,898,375			1,876,292			5,748,577	5,631,021
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	26,816	29,650	24,403	36,373	34,035	40,417	24,403	40,417
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(9,052)	4,615	10,139	6,911	(1,237)	3,432
Gross amounts reclassified from accumulated other comprehensive loss	(6,499)	(8,881)	(7,156)	(5,831)	(4,148)	(4,223)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,660	1,432	2,264	1,840	7,723	(5,591)
Total other comprehensive income (loss)	(13,891)	(2,834)	5,247	2,920	2,338	(6,382)
Equity at end of period	12,925	26,816	29,650	39,293	36,373	34,035	12,925	39,293
Fair Value of Derivatives | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Gross amounts reclassified from accumulated other comprehensive loss	(6,499)			(5,831)			(22,536)	(14,202)
Interest expense	245			1,963			(96)	6,992
Cost of sales	6,744			7,794			22,440	21,194
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(48,229)	(48,229)	(48,229)	(36,938)	(36,938)	(36,938)	(48,229)	(36,938)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	0	0	0	0	0	0
Gross amounts reclassified from accumulated other comprehensive loss	0	0	0	0	0	0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0			0	0
Total other comprehensive income (loss)	0	0	0	0	0	0
Equity at end of period	(48,229)	(48,229)	(48,229)	(36,938)	(36,938)	(36,938)	(48,229)	(36,938)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(107,960)	(103,545)	(86,965)	(97,048)	(98,008)	(107,612)	(86,965)	(107,612)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	26,264	(4,415)	(16,580)	(18,274)	960	9,604
Gross amounts reclassified from accumulated other comprehensive loss	0	0	0	0	0	0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0	0	0	0	0	0
Total other comprehensive income (loss)	26,264	(4,415)	(16,580)	(18,274)	960	9,604
Equity at end of period	(81,696)	(107,960)	(103,545)	(115,322)	(97,048)	(98,008)	(81,696)	(115,322)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(129,373)	(122,124)	(110,791)	(97,613)	(100,911)	(104,133)	(110,791)	(104,133)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	17,212	200	(6,441)	(11,363)	(277)	13,036
Gross amounts reclassified from accumulated other comprehensive loss	(6,499)	(8,881)	(7,156)	(5,831)	(4,148)	(4,223)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,660	1,432	2,264	1,840	7,723	(5,591)
Total other comprehensive income (loss)	12,373	(7,249)	(11,333)	(15,354)	3,298	3,222
Equity at end of period	$ (117,000)	$ (129,373)	$ (122,124)	$ (112,967)	$ (97,613)	$ (100,911)	$ (117,000)	$ (112,967)